Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000173018 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Class Name	Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Trading Symbol	NUAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Enhanced Yield U.S. Aggregate Bond ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$10	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 37,296,765
Holdings Count | Holding	728
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$37,296,765

Total number of portfolio holdings	728

Portfolio turnover (%)	24%

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000193700 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG U.S. Aggregate Bond ETF
Class Name	Nuveen ESG U.S. Aggregate Bond ETF
Trading Symbol	NUBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG U.S. Aggregate Bond ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG U.S. Aggregate Bond ETF	$8	0.16%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[2]
Net Assets	$ 404,475,431
Holdings Count | Holding	2,094
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$404,475,431

Total number of portfolio holdings	2,094

Portfolio turnover (%)	4%

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000209930 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG High Yield Corporate Bond ETF
Class Name	Nuveen ESG High Yield Corporate Bond ETF
Trading Symbol	NUHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG High Yield Corporate Bond ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG High Yield Corporate Bond ETF	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[3]
Net Assets	$ 98,420,406
Holdings Count | Holding	392
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$98,420,406

Total number of portfolio holdings	392

Portfolio turnover (%)	29%

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000248462 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred and Income ETF
Class Name	Nuveen Preferred and Income ETF
Trading Symbol	NPFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Preferred and Income ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred and Income ETF	$28	0.56%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[4]
Net Assets	$ 59,861,173
Holdings Count | Holding	148
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$59,861,173

Total number of portfolio holdings	148

Portfolio turnover (%)	15%

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000248463 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Ultra Short Income ETF
Class Name	Nuveen Ultra Short Income ETF
Trading Symbol	NUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Ultra Short Income ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Income ETF	$9	0.18%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[5]
Net Assets	$ 151,768,528
Holdings Count | Holding	178
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$151,768,528

Total number of portfolio holdings	178

Portfolio turnover (%)	6%

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000248464 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Sustainable Core ETF
Class Name	Nuveen Sustainable Core ETF
Trading Symbol	NSCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Sustainable Core ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Sustainable Core ETF	$23	0.46%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[6]
Net Assets	$ 6,085,893
Holdings Count | Holding	50
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$6,085,893

Total number of portfolio holdings	50

Portfolio turnover (%)	41%

Holdings [Text Block]
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000255190 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen AA‑BBB CLO ETF
Class Name	Nuveen AA‑BBB CLO ETF
Trading Symbol	NCLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen AA‑BBB CLO ETF for the period of December 10, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen AA‑BBB CLO ETF	$13	0.26%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[7]
Net Assets	$ 73,705,794
Holdings Count | Holding	40
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$73,705,794

Total number of portfolio holdings	40

Portfolio turnover (%)	10%

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
C000180107 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
Class Name	Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
Trading Symbol	NUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF	$8	0.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[8]
Net Assets	$ 29,978,784
Holdings Count | Holding	308
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$29,978,784

Total number of portfolio holdings	308

Portfolio turnover (%)	17%

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000248461 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Plus Bond ETF
Class Name	Nuveen Core Plus Bond ETF
Trading Symbol	NCPB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Core Plus Bond ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Plus Bond ETF	$16	0.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[9]
Net Assets	$ 52,806,525
Holdings Count | Holding	384
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of January 31, 2025)

Fund net assets	$52,806,525

Total number of portfolio holdings	384

Portfolio turnover (%)	71%

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

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